EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Maturity
	Date	Par Value	Value

NON U.S. GOVERNMENT & AGENCIES - 3.6%
France Bonds, OAT, 0.100%	7/25/2031	EUR 300,000	$ 416,807
France Bonds, OAT, 0.100%	3/1/2036	EUR 300,000	336,721
France Bonds, OAT, 0.100%	7/25/2036	EUR 400,000	506,921
France Bonds, OAT, 0.600%	7/25/2034	EUR 300,000	367,844
France Bonds, OAT, 0.700%	7/25/2030	EUR 100,000	152,228
United Kingdom Bonds, Index-linked Gilt, 0.125%	8/10/2031	GBP 100,000	184,418
United Kingdom Bonds, Index-linked Gilt, 0.125%	11/22/2036	GBP 100,000	181,763
United Kingdom Bonds, Index-linked Gilt, 0.750%	11/22/2033	GBP 200,000	288,564
United Kingdom Bonds, Index-linked Gilt, 0.750%	3/22/2034	GBP 100,000	228,728
United Kingdom Bonds, Index-linked Gilt, 1.125%	9/22/2035	GBP 200,000	273,907
United Kingdom Bonds, Index-linked Gilt, 1.125%	11/22/2037	GBP 100,000	255,113
United Kingdom Bonds, Index-linked Gilt, 1.250%	11/22/2032	GBP 100,000	259,889
Total Non U.S. Government & Agencies (Cost $3,505,105)			$ 3,452,903

U.S. GOVERNMENT & AGENCIES - 39.0%
Federal Farm Credit Banks Funding Corp., 4.125%	2/12/2027	$ 1,500,000	$ 1,500,772
Federal Home Loan Banks, 3.000%	9/11/2026	990,000	989,759
Federal Home Loan Banks, 4.000%	10/9/2026	700,000	700,087
Federal Home Loan Banks, 4.625%	11/17/2026	1,500,000	1,502,205
Federal National Mortgage Association, 1.875%	9/24/2026	1,750,000	1,747,644
United States Treasury Bill, 0.000%	11/27/2026	1,000,000	990,970
United States Treasury Bill, 0.000%	12/1/2026	1,000,000	990,575
United States Treasury Bill, 0.000%	12/3/2026	2,000,000	1,980,541
United States Treasury Bill, 0.000%	12/10/2026	2,000,000	1,979,194
United States Treasury Bill, 0.000%	12/15/2026	1,000,000	989,026
United States Treasury Bill, 0.000%	12/31/2026	7,000,000	6,910,457
United States Treasury Bill, 0.000%	1/28/2027	3,500,000	3,444,441
United States Treasury Bill, 0.000%	2/4/2027	5,500,000	5,408,749
United States Treasury Inflation Indexed Bonds, 1.125%	10/15/2030	700,000	696,712
United States Treasury Inflation Indexed Bonds, 1.250%	4/15/2031	700,000	688,402
United States Treasury Inflation Indexed Bonds, 0.125%	1/15/2032	600,000	648,597
United States Treasury Inflation Indexed Bonds, 0.625%	7/15/2032	600,000	632,660
United States Treasury Inflation Indexed Bonds, 1.125%	1/15/2033	600,000	629,232
United States Treasury Inflation Indexed Bonds, 1.375%	7/15/2033	600,000	624,894
United States Treasury Inflation Indexed Bonds, 1.750%	1/15/2034	700,000	732,827
United States Treasury Inflation Indexed Bonds, 1.875%	7/15/2034	700,000	723,405
United States Treasury Inflation Indexed Bonds, 2.125%	1/15/2035	700,000	727,558
United States Treasury Inflation Indexed Bonds, 1.875%	7/15/2035	800,000	799,649
United States Treasury Inflation Indexed Bonds, 1.875%	1/15/2036	800,000	783,848
United States Treasury Inflation Indexed Bonds, 2.375%	7/15/2036	300,000	298,312
Total U.S. Government & Agencies (Cost $37,302,985)			$ 37,120,516

		Shares	Value
MONEY MARKET FUNDS - 34.5%
Blackrock Liquidity Funds, Treasury Trust - Institutional Class, 3.59%(a)		80,309	$ 80,309
First American Government Obligations Fund - Class X, 3.59%(a)(b)		32,699,147	32,699,147
Total Money Market Funds (Cost $32,779,456)			32,779,456

Total Investments at Value - 77.1%
(Cost $73,587,546)			73,352,875

Other Assets in Excess of Liabilities - 22.9%			21,760,073

Net Assets - 100.0%			$ 95,112,948

(a) Rate disclosed is the seven day effective yield as of August 31, 2026.
(b) All or a part is a holding of the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
LONG CONTRACTS
US 10YR NOTE (CBT)Dec26	85	12/21/2026	$ 9,150,781	$ (47,946)
MEXICAN PESO FUT Sep26	83	9/14/2026	2,439,370	62,513
AUDUSD Crncy Fut Sep26	68	9/14/2026	4,870,840	84,923
US 5YR NOTE (CBT) Dec26	63	12/31/2026	6,659,297	(27,228)
BP CURRENCY FUT Sep26	48	9/14/2026	4,064,700	17,216
BRAZIL REAL FUT Oct26	48	10/1/2026	919,440	(6,248)
CORN FUTURE Dec26	48	12/14/2026	1,290,600	126,281	(a)
CORN FUTURE Mar27	48	3/12/2027	1,325,400	53,113	(a)
S&P500 EMINI FUT Sep26	46	9/18/2026	17,707,700	366,746
EURO STOXX BANK Sep26	41	9/18/2026	755,382	45,238
SOYBEAN FUTURE Nov26	38	11/13/2026	2,447,200	164,311	(a)
EURO STOXX 50 Sep26	36	9/18/2026	2,692,367	17,702
SOYBEAN OIL FUTR Dec26	35	12/14/2026	1,493,520	15,859	(a)
COTTON NO.2 FUTR Dec26	33	12/8/2026	1,536,810	175,216	(a)
SUGAR #11 (WORLD) Oct26	33	10/1/2026	658,258	73,223	(a)
SOYBEAN MEAL FUTR Dec26	32	12/14/2026	1,104,960	53,097	(a)
SUGAR #11 (WORLD) Mar27	29	3/1/2027	611,598	17,560	(a)
US 2YR NOTE (CBT) Dec26	28	12/31/2026	5,746,563	(11,816)
WHEAT FUTURE(CBT) Dec26	28	12/14/2026	1,083,600	109,498	(a)
EURO-BOBL FUTURE Sep26	25	9/8/2026	3,290,926	(37,170)
FTSE 100 IDX FUT Sep26	25	9/18/2026	3,670,533	65,724
SA RAND CURR(CME) Sep26	25	9/14/2026	775,312	15,156
SOYBEAN FUTURE Mar27	24	3/12/2027	1,570,800	79,113	(a)
LME ZINC FUTURE Dec26	23	12/16/2026	2,223,956	101,779	(a)
LME PRI ALUM FUTR Dec26	22	12/16/2026	1,785,052	10,856	(a)
OMXS30 IND FUTURE Sep26	21	9/18/2026	726,891	11,481
EURO-BUND FUTURE Sep26	19	9/8/2026	2,720,971	(76,819)
EURO-SCHATZ FUT Sep26	19	9/8/2026	2,324,393	(4,644)
CANOLA FUTR (WCE) Nov26	17	11/13/2026	199,493	3,529	(a)
KC HRW WHEAT FUT Dec26	17	12/14/2026	712,300	77,895	(a)
LONG GILT FUTURE Dec26	17	12/29/2026	1,984,147	(7,821)
BRENT CRUDE FUTR Dec26	15	11/2/2026	1,325,550	39,799	(a)
CAN 10YR BOND FUT Dec26	15	12/18/2026	1,268,444	(4,446)
E-Mini Russ 2000 Sep26	15	9/18/2026	2,219,025	(20,245)
FTSE CHINA A50 Sep26	15	9/29/2026	220,530	996
HSCEI Futures Sep26	15	9/29/2026	811,481	(4,115)
LME COPPER FUTURE Dec26	15	12/16/2026	5,356,395	161,651	(a)
MILL WHEAT EURO Dec26	15	12/10/2026	213,707	7,702	(a)
MILL WHEAT EURO Mar27	15	3/10/2027	214,143	5,616	(a)
SET50 FUTURES Sep26	15	9/29/2026	96,667	2,600
WTI CRUDE FUTURE Nov26	14	10/21/2026	1,176,840	37,306	(a)
BRENT CRUDE FUTR Nov26	13	10/1/2026	1,176,370	74,419	(a)
Euro-OAT Future Sep26	13	9/8/2026	1,748,135	(53,375)
CAC40 10 EURO FUT Sep26	12	9/18/2026	1,163,820	(27,400)
FTSE Taiwan Index Sep26	12	9/29/2026	1,923,240	37,904
SPI 200 FUTURES Sep26	11	9/17/2026	1,778,670	5,649
AUST 10Y BOND FUT Sep26	10	9/15/2026	767,077	(8,814)
COFFEE 'C' FUTURE Dec26	10	12/18/2026	1,168,125	(9,557)	(a)
ECX EMISSION Dec26	10	12/14/2026	965,493	18,848	(a)
EURO/JPY FUTURE Sep26	10	9/14/2026	1,451,772	5,195
GASOLINE RBOB FUT Oct26	10	10/1/2026	1,292,340	122,911	(a)
Low Su Gasoil G Oct26	10	10/12/2026	1,283,500	139,992	(a)
MSCI EmgMkt Sep26	10	9/18/2026	855,550	(15,722)
WHITE SUGAR (ICE) Dec26	10	11/16/2026	260,150	14,735	(a)
WTI CRUDE FUTURE Oct26	10	9/23/2026	857,600	70,659	(a)
IFSC NIFTY 50 FUT SEP26	9	9/29/2026	436,068	(2,273)
MSCI EAFE Sep26	9	9/18/2026	1,452,960	19,362
NEW ZEALAND $ FUT Sep26	9	9/14/2026	532,575	(4,192)
NY Harb ULSD Fut Oct26	9	10/1/2026	1,667,207	180,138	(a)

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited) (continued)

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
S&P/TSX 60 IX FUT Sep26	9	9/17/2026	2,764,645	71,963
US LONG BOND(CBT) Dec26	9	12/21/2026	977,625	(3,136)
RAPESEED EURO Nov26	8	11/2/2026	252,934	6,788	(a)
COPPER FUTURE Dec26	7	12/29/2026	1,170,312	1,934	(a)
Euro-BTP Future Sep26	7	9/8/2026	936,505	(26,222)
MSCI SING IX ETS Sep26	7	9/29/2026	299,831	943
NASDAQ 100 E-MINI Sep26	7	9/18/2026	4,131,820	(170,110)
CRUDE PALM OIL FU Nov26	6	11/13/2026	182,362	5,797	(a)
FTSE/JSE TOP 40 Sep26	6	9/17/2026	403,960	1,742
GOLD 100 OZ FUTR Dec26	6	12/29/2026	2,688,900	121,077	(a)
HANG SENG IDX FUT Sep26	6	9/29/2026	974,159	(7,277)
TOPIX INDX FUTR Sep26	6	9/10/2026	1,564,665	109,114
3M CORRA FUTURES DEC26	5	3/17/2027	879,271	17
COTTON NO.2 FUTR Mar27	5	3/8/2027	237,850	39,760	(a)
GASOLINE RBOB FUT Nov26	5	11/2/2026	606,732	19,504	(a)
Low Su Gasoil G Nov26	5	11/12/2026	608,500	38,832	(a)
NIKKEI 225 (SGX) Sep26	5	9/10/2026	1,040,121	36,110
NORWEGIAN KRONE Sep26	5	9/14/2026	1,069,500	9,096
SOYBEAN FUTURE Jan27	5	1/14/2027	325,812	19,612	(a)
STOXX EUROPE 600 Sep26	5	9/18/2026	189,206	3,559
3M CORRA Futures Mar27	4	6/16/2027	701,504	(895)
COCOA FUTURE Dec26	4	12/15/2026	270,840	52,448	(a)
COFF ROBUSTA 10tn Jan27	4	1/25/2027	140,720	(9,610)	(a)
CRUDE PALM OIL FU Dec26	4	12/15/2026	123,910	4,613	(a)
DAX INDEX FUTURE Sep26	4	9/18/2026	3,058,673	149,814
DJIA MINI e-CBOT Sep26	4	9/18/2026	1,064,800	29,965
DOLLAR INDEX Sep26	4	9/14/2026	397,540	(4,200)
KC HRW WHEAT FUT Mar27	4	3/12/2027	170,250	19,450	(a)
LEAN HOGS FUTURE Oct26	4	10/14/2026	133,880	2,043	(a)
LIVE CATTLE FUTR Oct26	4	10/30/2026	340,280	(35,606)	(a)
MINI TPX IDX FUT Sep26	4	9/10/2026	104,311	1,562
NY Harb ULSD Fut Nov26	4	11/2/2026	714,286	61,138	(a)
SUGAR #11 (WORLD) May27	4	5/3/2027	82,118	4,805	(a)
US ULTRA BOND CBT Dec26	4	12/21/2026	440,125	(1,133)
WHEAT FUTURE(CBT) Mar27	4	3/12/2027	157,650	9,100	(a)
AUST 3YR BOND FUT Sep26	3	9/15/2026	223,004	(735)
JPN 10Y BOND(OSE) Sep26	3	9/14/2026	2,365,589	(17,600)
MIAX Red Wheat FutDec26	3	12/14/2026	114,450	875	(a)
Micro WTI Crude F Oct26	3	9/22/2026	25,728	1,049	(a)
NATURAL GAS FUTR Nov26	3	10/29/2026	91,920	308	(a)
ROUGH RICE (CBOT) Nov26	3	11/13/2026	94,350	6,290	(a)
S&P MID 400 EMINI Sep26	3	9/18/2026	1,130,130	(18,409)
SOYBEAN MEAL FUTR Jan27	3	1/14/2027	104,340	3,980	(a)
SOYBEAN OIL FUTR Jan27	3	1/14/2027	127,998	3,900	(a)
WTI CRUDE FUTURE Dec26	3	11/23/2026	246,210	14,380	(a)
CANOLA FUTR (WCE) Jan27	2	1/14/2027	23,761	394	(a)
COCOA FUTURE Mar27	2	3/15/2027	138,100	7,990	(a)
COCOA FUTURE - IC Dec26	2	12/14/2026	131,673	14,764	(a)
COCOA FUTURE - IC Mar27	2	3/12/2027	135,033	20,401	(a)
COFF ROBUSTA 10tn Nov26	2	11/24/2026	70,580	(6,850)	(a)
CRUDE PALM OIL FU Jan27	2	1/15/2027	62,936	1,622	(a)
EURO-BUXL 30Y BND Sep26	2	9/8/2026	240,874	(12,487)
FTSE KLCI FUTURE Sep26	2	9/30/2026	42,231	(571)
FTSE/MIB IDX FUT Sep26	2	9/18/2026	612,188	3,264
KRW/USD Mini Sep26	2	9/21/2026	36,570	822
Low Su Gasoil G Dec26	2	12/10/2026	231,450	14,900	(a)
MINI HSI IDX FUT Sep26	2	9/29/2026	64,944	(591)
NATURAL GAS FUTR Oct26	2	9/29/2026	58,700	1,655	(a)
WHITE MAIZE-SAF Dec26	2	12/18/2026	52,723	8,169	(a)
WHITE SUGAR (ICE) Mar27	2	2/16/2027	52,300	3,725	(a)

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited) (continued)

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
YELLOW MAIZE-SAF Dec26	2	12/18/2026	52,375	6,536	(a)
Aluminum Futures Nov26	1	11/30/2026	85,169	1,362	(a)
CAN 2YR BOND FUT Dec26	1	12/18/2026	75,551	(141)
COFFEE 'C' FUTURE Mar27	1	3/18/2027	112,238	581	(a)
CORN FUTURE May27	1	5/14/2027	27,925	162	(a)
Emini S&P ReEstateSep26	1	9/18/2026	54,025	(650)
GASOLINE RBOB FUT Dec26	1	12/1/2026	114,748	5,082	(a)
ICE 3MTH SONIA FU MAR27	1	6/16/2027	324,203	(288)
LIVE CATTLE FUTR Apr27	1	4/30/2027	87,190	(1,680)	(a)
LIVE CATTLE FUTR Dec26	1	12/31/2026	85,830	11	(a)
LME ALUMINUM FORWARD Nov26	1	11/6/2026	81,056	(1,044)	(a)
LME LEAD FORWARD Nov26	1	11/27/2026	47,638	75	(a)
LME LEAD FUTURE Dec26	1	12/16/2026	47,838	513	(a)
LME NICKEL FORWARD Nov26	1	11/6/2026	100,909	319	(a)
LME NICKEL FUTURE Dec26	1	12/16/2026	101,454	(876)	(a)
MIAX Red Wheat FutMar27	1	3/12/2027	39,100	2,150	(a)
NEW ZEAL 3MO BILL Dec26	1	12/16/2026	586,901	(101)
NIKKEI 225 MINI Sep26	1	9/10/2026	41,595	464
NY Harb ULSD Fut Dec26	1	12/1/2026	171,163	8,615	(a)
NY Harb ULSD Fut Jan27	1	1/4/2027	165,913	4,011	(a)
PALLADIUM FUTURE Dec26	1	12/29/2026	137,830	250	(a)
PLATINUM FUTURE Oct26	1	10/28/2026	89,710	(2,058)	(a)
RAPESEED EURO Feb27	1	2/1/2027	31,747	266	(a)
SILVER FUTURE Dec26	1	12/29/2026	334,950	7,706	(a)
SOYBEAN OIL FUTR Mar27	1	3/12/2027	42,630	2,664	(a)
STOXX 600 BANK Sep26	1	9/18/2026	24,834	1,662
STOXX EURO ESG-X Sep26	1	9/18/2026	27,408	321
SX5E Dividend Fut Dec27	1	12/17/2027	21,657	1,598
WHEAT FUTURE(CBT) May27	1	5/14/2027	39,675	4,562	(a)
WTI CRUDE FUTURE Oct26	1	9/22/2026	85,760	5,440	(a)
				$ 2,985,034

SHORT CONTRACTS
AUST 3YR BOND FUT Sep26	(121)	9/15/2026	$ (8,994,477)	$ 28,298
US 5YR NOTE (CBT) Dec26	(104)	12/31/2026	(10,993,125)	54,059
US 10YR NOTE (CBT)Dec26	(87)	12/21/2026	(9,366,094)	64,529
90-DAY BANK BILL Mar27	(83)	3/11/2027	(58,798,116)	10,759
US 2YR NOTE (CBT) Dec26	(83)	12/31/2026	(17,034,453)	42,703
3 MONTH SOFR FUT DEC26	(82)	3/17/2027	(19,662,575)	18,139
EURO-SCHATZ FUT Sep26	(79)	9/8/2026	(9,664,581)	23,157
JPN YEN CURR FUT Sep26	(74)	9/14/2026	(5,794,200)	7,412
AUST 10Y BOND FUT Sep26	(62)	9/15/2026	(4,755,876)	40,067
C$ CURRENCY FUT Sep26	(61)	9/15/2026	(4,405,115)	(26,635)
EURO-BUND FUTURE Sep26	(56)	9/8/2026	(8,019,705)	87,687
3 MONTH SOFR FUT MAR28	(51)	6/21/2028	(12,214,500)	44,600
10YR MINI JGB FUT Sep26	(49)	9/11/2026	(3,863,796)	33,787
3 MONTH SOFR FUT Mar29	(46)	6/19/2029	(11,018,150)	32,850
3 MONTH SOFR FUT MAR27	(45)	6/16/2027	(10,775,812)	16,063
EURO FX CURR FUT Sep26	(45)	9/14/2026	(6,537,656)	(56,073)
EURO-BOBL FUTURE Sep26	(42)	9/8/2026	(5,528,756)	48,989
3 MONTH SOFR FUT Jun27	(39)	9/15/2027	(9,333,188)	22,237
Euro-OAT Future Sep26	(36)	9/8/2026	(4,840,990)	52,654
IODEX IO FUT Oct26	(35)	10/30/2026	(347,760)	(9,700)	(a)
3MO EURO EURIBOR Jun28	(32)	6/16/2028	(9,010,805)	25,444
CAN 10YR BOND FUT Dec26	(29)	12/18/2026	(2,452,325)	13,988
Short Euro-BTP Fu Sep26	(29)	9/8/2026	(3,577,239)	11,622
NATURAL GAS FUTR Nov26	(27)	10/29/2026	(827,280)	210	(a)
US LONG BOND(CBT) Dec26	(27)	12/21/2026	(2,932,875)	25,492
US ULTRA BOND CBT Dec26	(25)	12/21/2026	(2,750,781)	14,707
LEAN HOGS FUTURE Dec26	(23)	12/14/2026	(682,180)	(7,840)	(a)

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited) (continued)

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
3 MONTH SOFR FUT Jun28	(22)	9/20/2028	(5,269,825)	18,612
3 MONTH SOFR FUT Dec27	(21)	3/15/2028	(5,027,662)	23,775
EURO-BUXL 30Y BND Sep26	(21)	9/8/2026	(2,529,174)	74,686
3 MONTH SOFR FUT Sep28	(20)	12/20/2028	(4,790,750)	19,437
3MO EURO EURIBOR Jun27	(20)	6/14/2027	(5,631,172)	12,198
3MO EURO EURIBOR Sep27	(20)	9/13/2027	(5,629,430)	9,651
LONG GILT FUTURE Dec26	(20)	12/29/2026	(2,334,291)	1,584
3 MONTH SOFR FUT Dec28	(19)	3/21/2029	(4,551,212)	16,150
INR/USD Sep26	(19)	9/28/2026	(398,848)	(3,104)
3 MONTH SOFR FUT Sep27	(18)	12/15/2027	(4,307,625)	20,750
Euro-BTP Future Sep26	(18)	9/8/2026	(2,408,156)	20,110
LME LEAD FUTURE Dec26	(18)	12/16/2026	(861,084)	(652)	(a)
CHF CURRENCY FUT Sep26	(16)	9/14/2026	(2,478,100)	30,924
3MO EURO EURIBOR Jun29	(15)	6/18/2029	(4,223,161)	10,316
3MO EURO EURIBOR Sep28	(15)	9/18/2028	(4,224,033)	11,078
90-DAY BANK BILL DEC26	(14)	12/10/2026	(9,918,721)	1,674
ICE 3MTH SONIA FU MAR28	(14)	6/21/2028	(4,534,815)	12,384
3MO EURO EURIBOR Mar27	(11)	3/15/2027	(3,100,020)	11,306
3 MONTH SOFR FUT Jun29	(10)	9/19/2029	(2,395,125)	7,600
ICE 3MTH SONIA FU MAR27	(10)	6/16/2027	(3,242,033)	605
ICE 3MTH SONIA FU Mar29	(10)	6/20/2029	(3,238,984)	8,326
3MO EURO EURIBOR Dec27	(9)	12/13/2027	(2,533,635)	6,146
3MO EURO EURIBOR Mar28	(9)	3/13/2028	(2,534,028)	7,249
LEAN HOGS FUTURE Oct26	(9)	10/14/2026	(301,230)	(6,688)	(a)
3MO EURO EURIBOR Dec28	(8)	12/18/2028	(2,252,701)	3,879
90-DAY BANK BILL Jun27	(8)	6/10/2027	(5,667,426)	1,270
90-DAY BANK BILL Sep27	(8)	9/9/2027	(5,668,255)	941
IFSC NIFTY 50 FUT SEP26	(8)	9/29/2026	(387,616)	1,912
LEAN HOGS FUTURE Feb27	(8)	2/12/2027	(244,880)	(7,580)	(a)
NATURAL GAS FUTR Oct26	(8)	9/29/2026	(234,800)	(5,930)	(a)
JPN 10Y BOND(OSE) Sep26	(7)	9/14/2026	(5,519,709)	54,907
NEW ZEALAND $ FUT Sep26	(7)	9/14/2026	(414,225)	(10,945)
3 MONTH SOFR FUT Sep29	(6)	12/19/2029	(1,436,925)	2,450
ICE 3MTH SONIA FU Jun27	(6)	9/15/2027	(1,943,187)	1,831
LME NICKEL FUTURE Dec26	(6)	12/16/2026	(608,724)	4,821	(a)
NATURAL GAS FUTR Dec26	(6)	11/27/2026	(211,080)	3,450	(a)
US 10yr Ultra Fut Dec26	(6)	12/21/2026	(656,531)	2,906
IODEX IO FUT Nov26	(5)	11/30/2026	(49,540)	(1,580)	(a)
LIVE CATTLE FUTR Dec26	(5)	12/31/2026	(429,150)	920	(a)
3MO EURO EURIBOR Mar29	(4)	3/19/2029	(1,126,234)	2,333
ICE 3MTH SONIA FU Dec28	(4)	3/21/2029	(1,295,729)	1,157
ICE 3MTH SONIA FU Jun28	(4)	9/20/2028	(1,295,865)	903
ICE 3MTH SONIA FU Sep28	(4)	12/20/2028	(1,295,865)	1,210
LIVE CATTLE FUTR Oct26	(4)	10/30/2026	(340,280)	6,481	(a)
3MO EURO EURIBOR Sep29	(3)	9/17/2029	(844,545)	1,338
90-DAY BANK BILL Sep26	(3)	9/10/2026	(2,126,218)	(110)
ICE 3MTH SONIA FU Dec27	(3)	3/15/2028	(971,543)	1,304
ICE 3MTH SONIA FU Sep27	(3)	12/15/2027	(971,340)	1,039
LME LEAD FORWARD Nov26	(3)	11/20/2026	(142,810)	(1,568)	(a)
SWEDISH KRONA FUT Sep26	(3)	9/14/2026	(626,850)	(7,063)
1 MONTH SOFR FUT Jan27	(2)	1/29/2027	(799,689)	1,417
90-DAY BANK BILL Dec27	(2)	12/9/2027	(1,417,271)	280
90-DAY BANK BILL Mar28	(2)	3/9/2028	(1,417,409)	314
CAN 2YR BOND FUT Dec26	(2)	12/18/2026	(151,102)	267
CAN 5YR BOND FUT Dec26	(2)	12/18/2026	(161,175)	822
IODEX IO FUT Dec26	(2)	12/31/2026	(19,756)	(361)	(a)
LIVE CATTLE FUTR Feb27	(2)	2/26/2027	(173,180)	1,980	(a)
3M CORRA Futures Dec27	(1)	3/15/2028	(174,573)	8
3MO EURO EURIBOR Dec26	(1)	12/14/2026	(282,285)	159
CATTLE FEEDER FUT Oct26	(1)	10/29/2026	(158,512)	4,625	(a)

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited) (continued)

				Value and
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Date	Value	(Depreciation)
E-MINI NATURAL GASOct26	(1)	9/28/2026	(7,338)	(225)	(a)
FCOJ-A FUTURE Nov26	(1)	11/9/2026	(20,588)	2,647	(a)
FED FUND 30DAY Mar27	(1)	3/31/2027	(399,553)	2,417
FTSE CHINA A50 Sep26	(1)	9/29/2026	(14,702)	(68)
HSCEI Futures Sep26	(1)	9/29/2026	(54,099)	236
ICE 3MTH SONIA FU Jun29	(1)	9/19/2029	(323,865)	187
ICE 3MTH SONIA FU Sep29	(1)	12/19/2029	(323,814)	455
LME LEAD FORWARD Nov26	(1)	11/24/2026	(47,619)	6	(a)
LME NICKEL FORWARD Nov26	(1)	11/12/2026	(100,989)	21	(a)
MILK FUTURE Oct26	(1)	11/4/2026	(33,960)	80	(a)
MINI H-SHR IDX FU Sep26	(1)	9/29/2026	(10,820)	98
SOYBEAN OIL FUTR Dec26	(1)	12/14/2026	(42,672)	(366)	(a)
Three-Month SARON Jun27	(1)	9/15/2027	(308,715)	(95)
US 3YR NOTE (CBT) Dec26	(1)	12/31/2026	(207,875)	648
USD/CNH PH FUT Sep26	(1)	9/14/2026	(99,900)	453
XAU Utilities Sep26	(1)	9/18/2026	(85,220)	3,710
				$ 1,013,313

Net unrealized appreciation on futures contracts				$ 3,998,347

(a) Holding of the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd.

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FORWARD
FOREIGN CURRENCY CONTRACTS
August 31, 2026 (Unaudited)

				Trading			Market Value
	Contract			Currency	Currency		and Unrealized
	Trading	Currency	Currency	Amount (Sold)/	Amount (Sold)/	Settlement	Appreciation/
Counterparty	Currency	Purchased	Sold	Purchased	Purchased	Date	(Depreciation)
Citigroup Global Markets Inc	BRL	BRL	USD	2,513,901	(489,203)	9/16/2026	$ (4,006)
Citigroup Global Markets Inc	BRL	BRL	USD	1,772,134	(342,318)	12/16/2026	(286)
Citigroup Global Markets Inc	BRL	USD	BRL	(1,780,885)	344,791	9/16/2026	1,070
Citigroup Global Markets Inc	CLP	CLP	USD	40,002,147	(44,460)	9/16/2026	(1,601)
Citigroup Global Markets Inc	CLP	CLP	USD	30,028,392	(32,573)	12/16/2026	(400)
Citigroup Global Markets Inc	CLP	USD	CLP	(30,001,624)	32,545	9/16/2026	401
Citigroup Global Markets Inc	CNH	CNH	USD	3,450,268	(513,078)	9/16/2026	378
Citigroup Global Markets Inc	CNH	CNH	USD	2,196,986	(329,053)	12/16/2026	(2,106)
Citigroup Global Markets Inc	CNH	USD	CNH	(2,208,409)	329,698	9/16/2026	1,051
Citigroup Global Markets Inc	EUR	EUR	USD	3,470,885	(4,047,397)	9/16/2026	(14,767)
Citigroup Global Markets Inc	EUR	USD	EUR	(3,470,885)	4,050,419	9/16/2026	17,789
Citigroup Global Markets Inc	EUR	USD	EUR	(3,010,409)	3,509,992	12/16/2026	12,364
Citigroup Global Markets Inc	GBP	GBP	USD	657,912	(895,290)	9/16/2026	(3,858)
Citigroup Global Markets Inc	GBP	USD	GBP	(12,758)	17,328	9/1/2026	42
Citigroup Global Markets Inc	GBP	USD	GBP	(1,044,263)	1,403,923	9/16/2026	(10,991)
Citigroup Global Markets Inc	GBP	USD	GBP	(643,987)	876,455	12/16/2026	3,891
Citigroup Global Markets Inc	HUF	HUF	USD	79,953,168	(256,604)	9/16/2026	(2,397)
Citigroup Global Markets Inc	HUF	HUF	USD	39,853,956	(128,274)	12/16/2026	(1,560)
Citigroup Global Markets Inc	HUF	USD	HUF	(39,976,593)	128,686	9/16/2026	1,582
Citigroup Global Markets Inc	INR	INR	USD	30,309,790	(314,879)	9/16/2026	2,880
Citigroup Global Markets Inc	INR	INR	USD	15,103,905	(157,592)	12/16/2026	753
Citigroup Global Markets Inc	INR	USD	INR	(25,236,755)	263,011	9/16/2026	(1,564)
Citigroup Global Markets Inc	KRW	KRW	USD	300,012,554	(201,327)	9/16/2026	18,063
Citigroup Global Markets Inc	KRW	KRW	USD	210,257,443	(152,091)	12/16/2026	1,664
Citigroup Global Markets Inc	KRW	USD	KRW	(210,008,861)	151,898	9/16/2026	(1,675)
Citigroup Global Markets Inc	MXN	MXN	USD	11,985,940	(690,587)	9/17/2026	14,606
Citigroup Global Markets Inc	MXN	MXN	USD	7,932,800	(467,072)	12/16/2026	(346)
Citigroup Global Markets Inc	MXN	USD	MXN	(10,987,109)	639,173	9/17/2026	(7,253)
Citigroup Global Markets Inc	PLN	PLN	USD	115,871	(31,907)	9/16/2026	(813)
Citigroup Global Markets Inc	PLN	PLN	USD	41,159	(11,123)	12/16/2026	(77)
Citigroup Global Markets Inc	PLN	USD	PLN	(102,152)	27,838	9/16/2026	426
Citigroup Global Markets Inc	ZAR	USD	ZAR	(41,753,107)	2,507,905	9/16/2026	(84,972)
Citigroup Global Markets Inc	ZAR	ZAR	USD	45,077,751	(2,712,718)	9/16/2026	86,621
Citigroup Global Markets Inc	ZAR	ZAR	USD	5,502,758	(343,847)	12/17/2026	(2,125)
Deutsche Bank AG	AUD	AUD	EUR	1,638,253	(1,001,048)	9/29/2026	11,144
Deutsche Bank AG	AUD	AUD	GBP	956,547	(500,012)	9/29/2026	8,112
Deutsche Bank AG	AUD	AUD	NZD	1,599,376	(1,931,872)	9/29/2026	2,836
Deutsche Bank AG	AUD	AUD	CAD	799,688	(785,786)	9/29/2026	6,205
Deutsche Bank AG	AUD	AUD	JPY	399,844	(44,856,909)	9/29/2026	5,796
Deutsche Bank AG	CAD	CAD	JPY	600,726	(68,588,543)	9/29/2026	4,099
Deutsche Bank AG	CAD	CAD	USD	800,968	(578,772)	9/29/2026	(852)
Deutsche Bank AG	CAD	USD	CAD	(2,002,420)	1,442,063	9/29/2026	(2,737)
Deutsche Bank AG	CHF	CHF	USD	501,501	(619,849)	9/29/2026	583
Deutsche Bank AG	CHF	CHF	GBP	547,759	(500,012)	9/29/2026	173
Deutsche Bank AG	CHF	CHF	JPY	250,751	(49,128,989)	9/29/2026	2,685
Deutsche Bank AG	CHF	EUR	CHF	(117,242)	125,131	9/29/2026	337
Deutsche Bank AG	CHF	USD	CHF	(250,751)	309,502	9/29/2026	(714)
Deutsche Bank AG	CNH	CNH	USD	16,723,243	(2,500,000)	9/29/2026	(11,311)
Deutsche Bank AG	CNH	USD	CNH	(667,227)	100,000	9/29/2026	706
Deutsche Bank AG	COP	COP	USD	320,732,698	(100,000)	9/10/2026	132
Deutsche Bank AG	COP	COP	USD	304,348,473	(100,000)	9/25/2026	(4,983)
Deutsche Bank AG	COP	USD	COP	(304,342,227)	100,000	9/10/2026	4,985
Deutsche Bank AG	COP	USD	COP	(305,040,569)	100,000	9/21/2026	4,767
Deutsche Bank AG	CZK	CZK	USD	2,097,606	(100,000)	9/29/2026	853
Deutsche Bank AG	EUR	EUR	GBP	100,000	(85,763)	9/1/2026	(20)
Deutsche Bank AG	EUR	EUR	JPY	400,419	(73,613,139)	9/29/2026	4,432

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FORWARD
FOREIGN CURRENCY CONTRACTS
August 31, 2026 (Unaudited) (continued)

				Trading			Market Value
	Contract			Currency	Currency		and Unrealized
	Trading	Currency	Currency	Amount (Sold)/	Amount (Sold)/	Settlement	Appreciation/
Counterparty	Currency	Purchased	Sold	Purchased	Purchased	Date	(Depreciation)
Deutsche Bank AG	EUR	EUR	SEK	125,131	(1,380,127)	9/29/2026	1,276
Deutsche Bank AG	EUR	EUR	CAD	875,917	(1,407,978)	9/29/2026	1,786
Deutsche Bank AG	EUR	EUR	CHF	875,917	(820,508)	9/29/2026	2,589
Deutsche Bank AG	EUR	EUR	PLN	200,210	(862,997)	9/29/2026	1,023
Deutsche Bank AG	EUR	EUR	NOK	125,131	(1,367,923)	9/29/2026	(1,024)
Deutsche Bank AG	EUR	EUR	AUD	125,131	(204,044)	9/29/2026	(864)
Deutsche Bank AG	EUR	EUR	GBP	600,629	(514,613)	9/29/2026	567
Deutsche Bank AG	EUR	EUR	USD	500,524	(583,383)	9/29/2026	(1,851)
Deutsche Bank AG	EUR	USD	EUR	(125,131)	144,247	9/29/2026	(1,136)
Deutsche Bank AG	GBP	GBP	USD	125,000	(169,949)	9/1/2026	(582)
Deutsche Bank AG	GBP	GBP	JPY	500,012	(107,760,990)	9/29/2026	2,939
Deutsche Bank AG	GBP	GBP	EUR	1,027,589	(1,201,258)	9/29/2026	(3,354)
Deutsche Bank AG	GBP	GBP	USD	750,018	(1,011,848)	9/29/2026	4,382
Deutsche Bank AG	GBP	GBP	CHF	625,015	(682,295)	9/29/2026	2,757
Deutsche Bank AG	GBP	USD	GBP	(62,500)	84,956	9/1/2026	272
Deutsche Bank AG	HUF	HUF	USD	94,987,564	(300,000)	9/29/2026	2,008
Deutsche Bank AG	ILS	ILS	USD	1,189,401	(400,000)	9/29/2026	(563)
Deutsche Bank AG	INR	INR	USD	28,788,984	(300,000)	9/3/2026	1,815
Deutsche Bank AG	INR	INR	USD	19,195,997	(200,000)	9/8/2026	1,245
Deutsche Bank AG	INR	INR	USD	9,555,992	(100,000)	9/10/2026	182
Deutsche Bank AG	INR	INR	USD	9,562,580	(100,000)	9/11/2026	251
Deutsche Bank AG	INR	USD	INR	(28,877,845)	300,000	9/3/2026	(2,747)
Deutsche Bank AG	INR	USD	INR	(19,147,807)	200,000	9/8/2026	(740)
Deutsche Bank AG	INR	USD	INR	(9,561,017)	100,000	9/10/2026	(235)
Deutsche Bank AG	INR	USD	INR	(9,559,227)	100,000	9/11/2026	(216)
Deutsche Bank AG	INR	USD	INR	(47,834,500)	500,000	9/15/2026	(1,483)
Deutsche Bank AG	INR	USD	INR	(28,794,664)	300,000	9/24/2026	(1,875)
Deutsche Bank AG	INR	USD	INR	(28,756,104)	300,000	9/28/2026	(1,471)
Deutsche Bank AG	JPY	JPY	GBP	54,181,435	(250,006)	9/29/2026	414
Deutsche Bank AG	JPY	JPY	EUR	18,583,698	(100,105)	9/29/2026	21
Deutsche Bank AG	JPY	USD	JPY	(37,580,738)	236,069	9/29/2026	826
Deutsche Bank AG	KRW	KRW	USD	276,487,194	(200,000)	9/8/2026	2,187
Deutsche Bank AG	KRW	KRW	USD	425,309,161	(300,000)	9/10/2026	11,016
Deutsche Bank AG	KRW	KRW	USD	141,944,070	(100,000)	9/11/2026	3,799
Deutsche Bank AG	KRW	KRW	USD	282,819,971	(200,000)	9/14/2026	6,818
Deutsche Bank AG	KRW	KRW	USD	281,125,138	(200,000)	9/21/2026	5,578
Deutsche Bank AG	KRW	KRW	USD	555,065,420	(400,000)	9/28/2026	5,903
Deutsche Bank AG	KRW	KRW	USD	412,746,756	(300,000)	10/2/2026	1,829
Deutsche Bank AG	KRW	USD	KRW	(284,888,783)	200,000	9/8/2026	(8,331)
Deutsche Bank AG	KRW	USD	KRW	(412,835,437)	300,000	9/10/2026	(1,894)
Deutsche Bank AG	KRW	USD	KRW	(141,522,228)	100,000	9/14/2026	(3,491)
Deutsche Bank AG	KRW	USD	KRW	(282,799,923)	200,000	9/18/2026	(6,803)
Deutsche Bank AG	KRW	USD	KRW	(276,483,556)	200,000	9/28/2026	(2,184)
Deutsche Bank AG	MXN	MXN	USD	17,962,036	(1,053,426)	9/29/2026	3,370
Deutsche Bank AG	NOK	NOK	EUR	10,962,112	(1,001,048)	9/29/2026	10,194
Deutsche Bank AG	NOK	NOK	SEK	8,496,941	(8,570,237)	9/29/2026	14,545
Deutsche Bank AG	NOK	NOK	USD	8,540,804	(900,000)	9/29/2026	14,108
Deutsche Bank AG	NZD	NZD	JPY	1,000,566	(92,934,388)	9/29/2026	10,513
Deutsche Bank AG	NZD	NZD	USD	700,396	(413,447)	9/29/2026	1,129
Deutsche Bank AG	PLN	PLN	EUR	431,043	(100,105)	9/29/2026	(633)
Deutsche Bank AG	SEK	SEK	USD	956,824	(100,000)	9/29/2026	(92)
Deutsche Bank AG	SGD	SGD	USD	1,406,767	(1,100,000)	9/29/2026	6,732
Deutsche Bank AG	TRY	TRY	USD	29,096,078	(600,000)	9/29/2026	2,987
Deutsche Bank AG	TWD	TWD	USD	3,182,460	(100,000)	9/4/2026	336
Deutsche Bank AG	TWD	USD	TWD	(3,228,697)	100,000	9/4/2026	(1,794)
Deutsche Bank AG	TWD	USD	TWD	(3,180,859)	100,000	9/21/2026	(286)

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FORWARD
FOREIGN CURRENCY CONTRACTS
August 31, 2026 (Unaudited) (continued)

				Trading			Market Value
	Contract			Currency	Currency		and Unrealized
	Trading	Currency	Currency	Amount (Sold)/	Amount (Sold)/	Settlement	Appreciation/
Counterparty	Currency	Purchased	Sold	Purchased	Purchased	Date	(Depreciation)
Deutsche Bank AG	TWD	USD	TWD	(3,179,788)	100,000	9/29/2026	(252)
Deutsche Bank AG	ZAR	USD	ZAR	(1,613,311)	100,000	9/29/2026	(187)
Deutsche Bank AG	ZAR	ZAR	USD	9,646,293	(600,000)	9/29/2026	(963)
Societe Generale SA	AUD	AUD	USD	1,999,595	(1,416,770)	9/16/2026	16,426
Societe Generale SA	BRL	BRL	USD	9,015,446	(1,755,734)	9/2/2026	(15,704)
Societe Generale SA	BRL	BRL	USD	8,001,566	(1,550,006)	10/2/2026	(5,660)
Societe Generale SA	BRL	USD	BRL	(9,042,418)	1,749,993	9/2/2026	4,757
Societe Generale SA	CAD	CAD	USD	831,002	(600,000)	9/16/2026	(410)
Societe Generale SA	CAD	USD	CAD	(2,018,627)	1,450,000	9/16/2026	(6,493)
Societe Generale SA	CHF	CHF	USD	320,130	(400,000)	9/16/2026	(3,951)
Societe Generale SA	CHF	CHF	EUR	140,340	(150,082)	9/16/2026	(750)
Societe Generale SA	CHF	USD	CHF	(1,132,604)	1,400,000	9/16/2026	(1,200)
Societe Generale SA	CLP	CLP	USD	181,271,049	(200,001)	9/16/2026	(5,782)
Societe Generale SA	CLP	USD	CLP	(137,662,199)	149,999	9/16/2026	2,504
Societe Generale SA	CNH	CNH	USD	16,705,043	(2,488,531)	9/16/2026	(2,550)
Societe Generale SA	CNH	USD	CNH	(2,828,612)	420,787	9/16/2026	(156)
Societe Generale SA	COP	COP	USD	886,699,907	(250,001)	9/16/2026	26,824
Societe Generale SA	CZK	CZK	EUR	4,857,948	(200,109)	9/16/2026	1,076
Societe Generale SA	EUR	EUR	CHF	1,951,060	(1,824,494)	9/16/2026	9,658
Societe Generale SA	EUR	EUR	PLN	431,154	(1,864,630)	9/16/2026	551
Societe Generale SA	EUR	EUR	JPY	1,951,060	(359,823,311)	9/16/2026	14,457
Societe Generale SA	EUR	EUR	USD	450,245	(525,128)	9/16/2026	(2,014)
Societe Generale SA	EUR	EUR	SEK	1,404,740	(15,511,892)	9/16/2026	12,403
Societe Generale SA	EUR	EUR	NOK	188,349	(2,092,288)	9/16/2026	(5,102)
Societe Generale SA	EUR	EUR	GBP	250,136	(214,392)	9/16/2026	131
Societe Generale SA	EUR	USD	EUR	(750,408)	867,374	9/16/2026	(4,483)
Societe Generale SA	GBP	EUR	GBP	(42,866)	50,027	9/16/2026	43
Societe Generale SA	GBP	GBP	EUR	1,882,913	(2,201,195)	9/16/2026	(6,213)
Societe Generale SA	GBP	GBP	USD	450,006	(610,521)	9/16/2026	(790)
Societe Generale SA	GBP	USD	GBP	(50,001)	67,688	9/16/2026	(60)
Societe Generale SA	HUF	HUF	EUR	109,901,146	(300,163)	9/16/2026	682
Societe Generale SA	IDR	USD	IDR	(3,631,387,228)	200,000	9/16/2026	(4,721)
Societe Generale SA	IDR	USD	IDR	(3,554,625,558)	200,000	9/30/2026	(394)
Societe Generale SA	ILS	ILS	USD	1,043,136	(350,000)	9/16/2026	317
Societe Generale SA	INR	INR	USD	19,133,189	(200,000)	9/16/2026	587
Societe Generale SA	INR	INR	USD	9,583,965	(100,000)	9/30/2026	476
Societe Generale SA	INR	USD	INR	(52,945,018)	550,000	9/16/2026	(5,060)
Societe Generale SA	INR	USD	INR	(48,013,655)	500,000	9/30/2026	(3,361)
Societe Generale SA	JPY	EUR	JPY	(9,275,521)	50,027	9/16/2026	62
Societe Generale SA	JPY	JPY	USD	7,945,086	(50,000)	9/16/2026	(266)
Societe Generale SA	JPY	USD	JPY	(190,954,004)	1,200,000	9/16/2026	4,693
Societe Generale SA	KRW	KRW	USD	1,023,988,513	(700,004)	9/16/2026	48,809
Societe Generale SA	KRW	KRW	USD	277,142,916	(200,000)	9/30/2026	2,666
Societe Generale SA	KRW	USD	KRW	(999,240,691)	649,997	9/16/2026	(80,718)
Societe Generale SA	MXN	MXN	USD	13,714,042	(800,000)	9/17/2026	6,865
Societe Generale SA	NOK	EUR	NOK	(542,538)	50,027	9/16/2026	57
Societe Generale SA	NOK	NOK	EUR	28,113,057	(2,563,776)	9/16/2026	30,184
Societe Generale SA	NZD	NZD	USD	550,119	(326,899)	9/16/2026	(1,275)
Societe Generale SA	NZD	USD	NZD	(50,011)	29,584	9/16/2026	(18)
Societe Generale SA	PEN	PEN	USD	692,634	(200,000)	9/16/2026	5,774
Societe Generale SA	PEN	USD	PEN	(340,026)	100,000	9/16/2026	(1,018)
Societe Generale SA	PHP	PHP	USD	3,040,479	(50,000)	9/16/2026	(1,186)
Societe Generale SA	PHP	USD	PHP	(12,347,885)	200,000	9/16/2026	1,757
Societe Generale SA	PHP	USD	PHP	(6,154,057)	100,000	9/30/2026	1,198
Societe Generale SA	PLN	PLN	EUR	499,997	(117,370)	9/16/2026	(2,188)
Societe Generale SA	SEK	EUR	SEK	(1,113,217)	100,054	9/16/2026	10

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF FORWARD
FOREIGN CURRENCY CONTRACTS
August 31, 2026 (Unaudited) (continued)

				Trading			Market Value
	Contract			Currency	Currency		and Unrealized
	Trading	Currency	Currency	Amount (Sold)/	Amount (Sold)/	Settlement	Appreciation/
Counterparty	Currency	Purchased	Sold	Purchased	Purchased	Date	(Depreciation)
Societe Generale SA	SEK	SEK	EUR	1,549,389	(141,237)	9/16/2026	(2,314)
Societe Generale SA	SGD	SGD	USD	254,021	(200,000)	9/16/2026	(157)
Societe Generale SA	SGD	USD	SGD	(511,460)	400,000	9/16/2026	(2,375)
Societe Generale SA	THB	THB	USD	1,620,400	(50,000)	9/16/2026	(1,093)
Societe Generale SA	THB	USD	THB	(8,162,447)	250,000	9/16/2026	3,640
Societe Generale SA	TRY	TRY	USD	989,186	(19,831)	9/16/2026	669
Societe Generale SA	TWD	USD	TWD	(7,923,445)	250,000	9/16/2026	191
Societe Generale SA	TWD	USD	TWD	(3,179,966)	100,000	9/24/2026	(257)
Societe Generale SA	ZAR	ZAR	USD	7,874,981	(482,846)	9/16/2026	6,192
							$ 176,298

EFFICIENT ENHANCED MULTI-ASSET FUND
CONSOLIDATED SCHEDULE OF SWAP CONTRACTS
August 31, 2026 (Unaudited)

Credit Default Swap Agreements - Protection Sold
						Upfront
Underlying		Termination	Rate Paid	Payment	Notional	Payments/
Instrument	Counterparty	Date	(Received)	Frequency	Amount(a)(b)	(Receipts)	Value
CDX.EM SERIES 45	Citibank NA	6/20/2031	(1.00%)	Quarterly	400,000	$ (15,880)	$ (6,107)
CDX.EM SERIES 45	JP Morgan Securities LLC	6/20/2031	(1.00%)	Quarterly	400,000	(15,880)	(6,107)
						$ (31,760)	$ (12,215)
Unrealized appreciation/(depreciation)							$ 19,545

Credit Default Swap Agreements - Protection Purchased
						Upfront
Underlying		Termination	Rate Paid	Payment	Notional	Payments/
Instrument	Counterparty	Date	(Received)	Frequency	Amount(b)	(Receipts)	Value
CDX.NA.HY Series 46	Citibank NA	6/20/2031	5.00%	Quarterly	2,029,500	$ 103,917	$ 157,848
CDX.NA.HY Series 46	JP Morgan Securities LLC	6/20/2031	5.00%	Quarterly	2,029,500	103,917	157,848
CDX.NA.IG SERIES 46	Citibank NA	6/20/2031	1.00%	Quarterly	3,400,000	61,843	72,090
CDX.NA.IG SERIES 46	JP Morgan Securities LLC	6/20/2031	1.00%	Quarterly	3,400,000	61,925	72,090
ITRAXX EUROPE SERIES 45	Citibank NA	6/20/2031	1.00%	Quarterly	3,350,000 EUR	65,611	84,699
ITRAXX EUROPE SERIES 45	JP Morgan Securities LLC	6/20/2031	1.00%	Quarterly	3,350,000 EUR	65,611	84,699
ITRAXX EUROPE CROSSOVER SERIES 45	Citibank NA	6/20/2031	5.00%	Quarterly	1,599,700 EUR	141,030	191,606
ITRAXX EUROPE CROSSOVER SERIES 45	JP Morgan Securities LLC	6/20/2031	5.00%	Quarterly	1,599,700 EUR	141,030	191,606
						$ 744,884	$ 1,012,486
Unrealized appreciation/(depreciation)							$ 267,602

Interest Rate Swap Agreements
								Upfront	Unrealized
Rate	Payment	Clearinghouse/	Termination		Payment	Notional		Payments/	Appreciation/
Received	Frequency	Counterparty(c)	Date	Rate Paid(d)	Frequency	Amount(b)	Value	(Receipts)	(Depreciation)
4.5%	Annual	LCH/Citibank NA	12/17/2031	CZK-PRIBOR-PRBO 6M	Semi-Annual	6,000,000 CZK	$ (3,404)	$ 2,328	$ (5,732)
4.5%	Annual	LCH/JP Morgan Securities LLC	12/17/2031	CZK-PRIBOR-PRBO 6M	Semi-Annual	6,000,000 CZK	(3,404)	2,328	(5,732)
3.5%	Quarterly	LCH/Citibank NA	9/17/2031	HKD-HIBOR-HKAB 3M	Quarterly	800,000 HKD	(785)	424	(1,209)
3.5%	Quarterly	LCH/JP Morgan Securities LLC	9/17/2031	HKD-HIBOR-HKAB 3M	Quarterly	800,000 HKD	(785)	424	(1,209)
3.5%	Quarterly	LCH/Citibank NA	12/17/2031	HKD-HIBOR-HKAB 3M	Quarterly	500,000 HKD	(492)	116	(608)
3.5%	Quarterly	LCH/JP Morgan Securities LLC	12/17/2031	HKD-HIBOR-HKAB 3M	Quarterly	500,000 HKD	(467)	100	(568)
5.0%	Annual	LCH/Citibank NA	9/17/2031	HUF-BUBOR-Reuters 6M	Semi-Annual	80,200,000 HUF	(2,105)	1,462	(3,567)
5.0%	Annual	LCH/JP Morgan Securities LLC	9/17/2031	HUF-BUBOR-Reuters 6M	Semi-Annual	80,200,000 HUF	(2,105)	1,462	(3,567)
5.0%	Annual	LCH/Citibank NA	12/17/2031	HUF-BUBOR-Reuters 6M	Semi-Annual	25,000,000 HUF	(517)	570	(1,087)
5.0%	Annual	LCH/JP Morgan Securities LLC	12/17/2031	HUF-BUBOR-Reuters 6M	Semi-Annual	25,000,000 HUF	(517)	570	(1,087)
4.0%	Quarterly	LCH/Citibank NA	9/17/2031	KRW-CD-KSDA-Bloomberg 3M	Quarterly	68,000,000 KRW	168	15	153
4.0%	Quarterly	LCH/JP Morgan Securities LLC	9/17/2031	KRW-CD-KSDA-Bloomberg 3M	Quarterly	68,000,000 KRW	168	15	153
4.0%	Quarterly	LCH/Citibank NA	12/17/2031	KRW-CD-KSDA-Bloomberg 3M	Quarterly	750,000,000 KRW	1,738	40	1,697
4.0%	Quarterly	LCH/JP Morgan Securities LLC	12/17/2031	KRW-CD-KSDA-Bloomberg 3M	Quarterly	750,000,000 KRW	1,738	40	1,697
8.0%	Monthly	CME/Citibank NA	9/10/2031	MXN-TIIE ON-OIS Compound 1	Monthly	9,300,000 MXN	7,091	814	6,277
8.0%	Monthly	CME/JP Morgan Securities LLC	9/10/2031	MXN-TIIE ON-OIS Compound 1	Monthly	9,300,000 MXN	7,091	814	6,277
8.0%	Monthly	CME/Citibank NA	12/10/2031	MXN-TIIE ON-OIS Compound 1	Monthly	4,000,000 MXN	1,087	932	154
8.0%	Monthly	CME/JP Morgan Securities LLC	12/10/2031	MXN-TIIE ON-OIS Compound 1	Monthly	4,000,000 MXN	1,087	932	154
4.5%	Annual	LCH/Citibank NA	9/17/2031	6M PLN-WIBOR-WIBO 6M	Semi-Annual	200,000 PLN	(70)	190	(260)
4.5%	Annual	LCH/JP Morgan Securities LLC	9/17/2031	6M PLN-WIBOR-WIBO 6M	Semi-Annual	300,000 PLN	(105)	284	(390)
4.5%	Annual	LCH/Citibank NA	12/17/2031	6M PLN-WIBOR-WIBO 6M	Semi-Annual	1,100,000 PLN	(1,105)	509	(1,614)
4.5%	Annual	LCH/JP Morgan Securities LLC	12/17/2031	6M PLN-WIBOR-WIBO 6M	Semi-Annual	1,200,000 PLN	(1,206)	571	(1,776)
7.5%	Quarterly	LCH/Citibank NA	9/17/2031	ZAR-JIBAR-SAFEX 3M	Quarterly	2,600,000 ZAR	(304)	0	(304)
7.5%	Quarterly	LCH/JP Morgan Securities LLC	9/17/2031	ZAR-JIBAR-SAFEX 3M	Quarterly	2,600,000 ZAR	(304)	0	(304)
7.5%	Quarterly	LCH/Citibank NA	12/17/2031	ZAR-JIBAR-SAFEX 3M	Quarterly	3,000,000 ZAR	(907)	433	(1,340)
7.5%	Quarterly	LCH/JP Morgan Securities LLC	12/17/2031	ZAR-JIBAR-SAFEX 3M	Quarterly	3,000,000 ZAR	(907)	433	(1,340)
							$ 678	$ 15,808	$ (15,130)

(a) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(b) Notional amount is stated in U.S. Dollars unless otherwise noted.
(c) Swaps with clearinghouses LCH Clearnet Group (LCH) and CME Group Inc (CME) are centrally cleared swaps.
(d) Represents floating rate.